ACQUISITION AND DIVESTITURES - Business Combination of Randgold (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 0	$ 18,000,000
Barrick Gold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of interest held by shareholders			66.70%
Randgold Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Proportion of interest held by shareholders			33.30%
Randgold
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Share for share exchange			6.1280
Number of instruments or interests issued or issuable			583,669,178
Consideration transferred, acquisition-date fair value			$ 7,909,000,000
Fair value of acquired receivables			193,000,000
Tax claims related to foreign operations	$ 275,000,000		267,700,000
Taxes recoverable			41,100,000
Tax settlements paid		60,000,000
Fair value of taxes recoverable			0
Revenue of acquiree since acquisition date		1,390,000,000
Profit (loss) of acquiree since acquisition date		241,000,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 37,000,000
Randgold | Equity shares [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 7,903,000,000